Variable Interest Entity - Schedule of Unaudited Interim Condensed Consolidated Statements of Cash Flows (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided byoperating activities	$ (113,727)	$ 245,433
Net cash (used in) provided by investing activities	(5,354,658)	(3,262,430)
Net cash provided by (used in) financing activities	2,236,811	$ 3,833,511
The parent company Park Ha Cayman [Member] | Variable Income Interest Rate [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided byoperating activities	(360,964)
Net cash (used in) provided by investing activities	(3,800,000)
Net cash provided by (used in) financing activities	2,244,000
The WFOE Park Ha Investment [Member] | Variable Income Interest Rate [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided byoperating activities	(34,988)
Net cash (used in) provided by investing activities	(1,422,901)
Net cash provided by (used in) financing activities
The primary beneficiary of the VIEs Park Ha Jiangsu [Member] | Variable Income Interest Rate [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided byoperating activities	(195,074)
Net cash (used in) provided by investing activities	(3,853)
Net cash provided by (used in) financing activities	(7,189)
VIEs [Member] | Variable Income Interest Rate [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided byoperating activities	79,739
Net cash (used in) provided by investing activities	(143,771)
Net cash provided by (used in) financing activities
Other Entities [Member] | Variable Income Interest Rate [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided byoperating activities	397,560
Net cash (used in) provided by investing activities	(188,144)
Net cash provided by (used in) financing activities
Eliminations [Member] | Variable Income Interest Rate [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided byoperating activities
Net cash (used in) provided by investing activities	204,011
Net cash provided by (used in) financing activities